Acquisitions (Tables)	3 Months Ended
Nov. 30, 2013
Business Combinations [Abstract]
Dotolo Research Corporation
Cash and cash equivalents	$1,653
Accounts receivable (net)	769
Inventory	100,882
Prepaid expenses and other current assets	31,750
Property and equipment	22,957
Deposits and other assets	10,050
Purchased goodwill	1,125,845
Patents, registrations	31,642

Total assets acquired	$1,325,548

Accounts payable and other accrued expenses	$457,588
Customer deposits	$78,807
Notes payable	195,823
Notes payable - related parties	58,600
Accrued interest payable	9,743
Accrued interest payable - related parties	795

Total liabilities assumed	$801,356

Angels of Mercy, Inc.
Cash and cash equivalents	$27,121
Accounts receivable (net)	111,581
Prepaid expenses and other current assets	7,851
Property and equipment	57,000
Purchased goodwill	543,721

Total assets acquired	$747,274

Accounts payable and other accrued expenses	$9,688

Total liabilities assumed	$9,688